Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
8.	Goodwill

The following table provides information on changes in the carrying amount of goodwill, which is included in the accompanying consolidated balance sheets as of June 30, 2015 and December 31, 2014 (in thousands):

	June 30, 2015	December 31, 2014
Cost	$46,837	$36,770
Accumulated impairment losses	(14,300)	(14,300)

Total	$32,537	$22,470

	June 30, 2015	December 31, 2014
Cost
BALANCE-beginning of period	$36,770	$15,528
January 2014 business combination	—	701
September 2014 business combination	—	1,249
December 2014 business combination	—	19,292
Deconsolidation of imaging centers and urgent care clinic	(701)	—
April 2015 business combination	9,447	—
June 2015 business combination	1,321	—

Total cost	$46,837	$36,770

Accumulated impairment
BALANCE-beginning of period	$(14,300)	$(14,300)
Impairment charges during the period	—	—

Total accumulated impairment	$(14,300)	$(14,300)

10. Goodwill

The following table provides information on changes in the carrying amount of goodwill, which is included in the accompany consolidated balance sheets as of December 31 2014 and 2013:

	2014	2013
Cost	$36,770	$15,528
Accumulated impairment losses	(14,300)	(14,300)

Total	$22,470	$1,228

	2014	2013
Cost
BALANCE — beginning of period	$15,528	$15,528
January 2014 business combination	701	—
September 2014 business combination	1,249	—
December 2014 business combination	19,292	—

Total cost	$36,770	$15,528

Accumulated impairment
BALANCE — beginning of period	$(14,300)	$(14,300)
Impairment charges during the period	—	—

Total accumulated impairment	$(14,300)	$(14,300)

The Company did not record any impairment charges for the year ended December 31, 2014 or 2013.